Investment In Affiliates - Europe II (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	Feb. 18, 2015 USD ($)
Cash purchase price		$ 0	$ 0	$ 115,884
Debt Instrument Unamortized Discount		0	6,629
Long- term debt		489,028	507,485	493,463
Investment in affiliates		25,725	66,296	$ 52,122
Portion of the carrying balance of related party loan		16,192	27,657
Navios Europe II
Number of vessels acquired					14
Cash purchase price					$ 145,550
Estimated maximum potential loss		16,097	16,097
Navios Revolvings Loans II | Navios Europe II
Portion of the carrying balance of related party loan		15,397	15,397
Navios Term Loans II | Navios Europe II
Investment in affiliates		$ 700
Junior Loan II | Navios Europe II
Debt instrument face amount						$ 182,150
Debt instrument fair value						99,147
Senior Loans II | Navios Europe II
Proceeds from long-term debt and financial liability, net					131,550
Debt Instrument Unamortized Discount					3,375
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolvings Loans II | Navios Europe II
Revolving loan facility maximum borrowing capacity						$ 43,500
Increase in available amount of loan facility	$ 14,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans II | Navios Europe II
Long- term debt					$ 14,000
Navios Europe II
Ownership percentage		5.00%				5.00%
Investment in affiliates		$ 700	$ 700
Navios Europe II | Navios Holdings
Ownership percentage						47.50%
Navios Europe II | Navios Acquisition
Ownership percentage						47.50%
Navios Europe II | Navios Revolvings Loans II
Long- term debt		$ 14,000